Note 11 - Subsequent Events (Details Textual) - USD ($)	Feb. 22, 2017	Jan. 19, 2017	Oct. 04, 2016	Aug. 31, 2015	Sep. 30, 2016
Stock Issued During Period, Shares, New Issues			400,000
Share Price					$ 4.125
Proceeds from Issuance or Sale of Equity				$ 13,800,000
Subsequent Event [Member] | The 2017 Public Offering [Member]
Stock Issued During Period, Shares, New Issues		1,750,000
Share Price		$ 2.25
Proceeds from Issuance or Sale of Equity		$ 3,937,500
Subsequent Event [Member] | The 2017 Public Offering [Member] | Series D Warrants [Member]
Class of Warrant or Right, Issued per Unit		0.2
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.25
Subsequent Event [Member] | Over-Allotment Option [Member]
Proceeds from Issuance or Sale of Equity	$ 358,312
Sale of Stock, Underwriter Option Term		45 days
Sale of Stock, Underwriter Option, Maximum Additional Shares of Common Stock Available for Purchase		175,000
Sale of Stock, Underwriter Option, Number of Securities Called by Maximum Additional Warrants Available for Purchase		35,000
Sale of Stock, Underwriter Option, Exercise Price of Additional Warrants Available for Purchase		$ 0.01